CAPITAL STOCK - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2019 CAD ($) share year	Dec. 31, 2018 share	Jan. 01, 2018 share
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding	8,758,750	7,627,500	4,825,000
Remaining life (years) | year	3.09
Options exerciseable	7,101,250
Expire June 30, 2020 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding	55,000
Remaining life (years) | year	0.50
Options exerciseable	55,000
Expire June 30, 2020 [Member] | Bottom of range [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 1.88
Expire June 30, 2020 [Member] | Top of range [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	3.24
Expire December 9, 2020 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 0.16
Options outstanding	1,225,000
Remaining life (years) | year	0.94
Options exerciseable	1,225,000
Expire October 17, 2021 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 2.56
Options outstanding	100,000
Remaining life (years) | year	1.80
Options exerciseable	100,000
Expire December 9, 2021 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 2.30
Options outstanding	1,240,000
Remaining life (years) | year	1.94
Options exerciseable	1,240,000
Expire January 3, 2022 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 2.55
Options outstanding	100,000
Remaining life (years) | year	2.01
Options exerciseable	100,000
Expire August 4, 2022 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 1.88
Options outstanding	765,000
Remaining life (years) | year	2.59
Options exerciseable	765,000
Expire January 2, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 1.84
Options outstanding	500,000
Remaining life (years) | year	3.01
Options exerciseable	500,000
Expire January 4, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 1.94
Options outstanding	877,500
Remaining life (years) | year	3.01
Options exerciseable	877,500
Expire May 31, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 2.69
Options outstanding	100,000
Remaining life (years) | year	3.42
Options exerciseable	100,000
Expire November 11, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 3.41
Options outstanding	100,000
Remaining life (years) | year	3.87
Options exerciseable	100,000
Expire November 13, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 3.30
Options outstanding	200,000
Remaining life (years) | year	3.87
Options exerciseable	200,000
Expire December 14, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 3.24
Options outstanding	1,520,000
Remaining life (years) | year	3.96
Options exerciseable	1,520,000
Expire May 30, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 4.54
Options outstanding	150,000
Remaining life (years) | year	4.42
Options exerciseable	75,000
Expire September 4, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 8.21
Options outstanding	975,000
Remaining life (years) | year	4.68
Options exerciseable	243,750
Expire October 17, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 7.89
Options outstanding	7,500
Remaining life (years) | year	4.80
Options exerciseable	0
Expire December 19, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $	$ 8.24
Options outstanding	843,750
Remaining life (years) | year	4.97
Options exerciseable	0